UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        08/09/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           61

Form 13F Information Table Value Total: $         189,084



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      980    20000 SH       SOLE                    20000
ALCOA INC.                     COM              013817101     4575   175100 SH       SOLE                   175100
ALTERA                         COM              021441100     2841   143500 SH       SOLE                   133500             10000
AMGEN INC                      COM              031162100     1511    25000 SH       SOLE                    25000
ANDREW CORP                    COM              034425108     1483   116200 SH       SOLE                   111200              5000
ANHEUSER BUSCH COS INC         COM              035229103     1052    23000 SH       SOLE                    23000
APPLIED MATLS INC              COM              038222105     8085   499700 SH       SOLE                   489700             10000
BAKER HUGHES INC               COM              057224107     1279    25000 SH       SOLE                    25000
BAXTER INTL.                   COM              071813109     5643   152100 SH       SOLE                   152100
BEA SYSTEMS INC                COM              073325102     5239   596700 SH       SOLE                   576700             20000
BRISTOL MYERS- SQUIBB          COM              110122108     4446   178000 SH       SOLE                   176000              2000
CAMPBELL SOUP CO               COM              134429109     1960    63700 SH       SOLE                    63700
CHIRON CORP                    COM              170040109     2031    58200 SH       SOLE                    58200
CISCO SYSTEMS                  COM              17275R102     7563   396400 SH       SOLE                   389400              7000
COCA COLA CO COM               COM              191216100      459    11000 SH       SOLE                    11000
CONVERGYS CORPORATION          COM              212485106      142    10000 SH       SOLE                                      10000
DELL COMPUTER CORP.            COM              24702R101      529    13400 SH       SOLE                    13400
DIRECTV GROUP, INC. (THE)      COM              25459L106     1910   123200 SH       SOLE                   123200
EBAY INC                       COM              278642103     1584    48000 SH       SOLE                    48000
ELI LILLY & CO COM             COM              532457108      557    10000 SH       SOLE                    10000
EMC CORP                       COM              268648102     5936   433000 SH       SOLE                   424000              9000
Echostar Communications-A      COM              278762109     3227   107000 SH       SOLE                   107000
GAP INC DEL COM                COM              364760108     1679    85000 SH       SOLE                    85000
GENERAL ELECTRIC CORP.         COM              369604103     5489   158400 SH       SOLE                   158400
GOLDMAN SACHS                  COM              38141G104     3163    31000 SH       SOLE                    31000
HOME DEPOT INC COM             COM              437076102     3501    90000 SH       SOLE                    90000
INTEL CORP.                    COM              458140100     7772   298700 SH       SOLE                   291700              7000
JUNIPER NETWORKS               COM              48203r104     3654   145100 SH       SOLE                   145100
KEY ENERGY GROUP INC           COM              492914106      121    10000 SH       SOLE                                      10000
KINROSS GOLD CORP.             COM              496902404      128    21000 SH       SOLE                                      21000
LOWES COS INC COM              COM              548661107      582    10000 SH       SOLE                    10000
LUCENT TECHNOLOGIES INC        COM              549463107     7793  2678100 SH       SOLE                  2593100             85000
MCKESSON HBOC Inc              COM              58155Q103     7516   167800 SH       SOLE                   167800
MEDIMMUNE INCC                 COM              584699102     2595    97100 SH       SOLE                    97100
MELLON BANK                    COM              58551A108     1566    54600 SH       SOLE                    54600
MERCK & CO INC COM             COM              589331107     2495    81000 SH       SOLE                    79000              2000
MICRON TECHNOLOGY              COM              595112103     4388   429800 SH       SOLE                   429800
MICROSOFT CORP COM             COM              594918104     1498    60300 SH       SOLE                    60300
MORGAN STANLEY DEAN WITTER DIS COM              617446448     6905   131600 SH       SOLE                   128500              3100
MOTOROLA INC COM               COM              620076109     6694   366600 SH       SOLE                   364600              2000
NEWMONT MINING CORP            COM              651639106     2627    67300 SH       SOLE                    67300
Nasdaq Stock Martket Inc       COM              631103108     2574   136500 SH       SOLE                   123000             13500
PAYCHEX, INC.                  COM              704326107     1470    45200 SH       SOLE                    45200
PFIZER INC                     COM              717081103     3199   116000 SH       SOLE                   115000              1000
PRIDE INTERNATIONAL INC        COM              74153Q102      925    36000 SH       SOLE                    36000
RED HAT INC                    COM              756577102     5043   385000 SH       SOLE                   371700             13300
RITE AID CORP.                 COM              767754104     3136   750200 SH       SOLE                   700200             50000
SANMINA CORP-SCI CORP          COM              800907107     1529   279515 SH       SOLE                   271515              8000
SCHERING PLOUGH CORP           COM              806605101     6452   338500 SH       SOLE                   335100              3400
SOUTHWEST AIRLS CO COM         COM              844741108      989    71000 SH       SOLE                    71000
SPRINT CORP                    COM              852061100     1199    47800 SH       SOLE                    47800
STILLWATER MINING CO           COM              86074q102      122    16500 SH       SOLE                                      16500
SYMANTEC                       COM              871503108     5152   237000 SH       SOLE                   237000
TEXAS INSTRUMENTS              COM              882508104     2594    92400 SH       SOLE                    88400              4000
TIDEWATER INC                  COM              886423102     2840    74500 SH       SOLE                    74500
TIME WARNER INC.               COM              887317105     2109   126200 SH       SOLE                   126200
UNIVISION COMMUNICATIONS-A     COM              914906102     2176    79000 SH       SOLE                    79000
UNOCAL CORP.                   COM              915289102     4228    65000 SH       SOLE                    63000              2000
WEBMD CORP                     COM              94769M105     5218   508037 SH       SOLE                   495037             13000
WYETH                          COM              983024100     3057    68700 SH       SOLE                    68700
YAHOO! INC                     COM              984332106     1871    54000 SH       SOLE                    54000